SOFTWARE DEVELOPMENT, NET	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Research and Development [Abstract]
SOFTWARE DEVELOPMENT, NET

NOTE 6. SOFTWARE DEVELOPMENT, NET

During the second quarter of 2024, the Company entered into a Development Services Agreement with PSBC, LLC, a third-party Delaware corporation, for a software platform to use in connection with the operation of Bitcoin ATMs. The Company implemented and began to use the software platform in June 2024.

The Company’s capitalized software development cost was $5 thousand and $0 for the three months ended March 31, 2025 and 2024, respectively. There was no impairment for the three months ended March 31, 2025 and 2024, respectively. Amortization expense for the three months ended March 31, 2025 and 2024, was $319 thousand and $43 thousand, respectively.

(in thousands)	March 31, 2025	December 31, 2024
Capitalized software	$6,332	$6,327
Less accumulated amortization	1,407	1,088
Total capitalized software	$4,925	$5,239

NOTE 6. SOFTWARE DEVELOPMENT, NET

In September 2021, the Company entered into a non-binding Letter of Intent with Arley Lozano-Jaramillo (“Lozano”), a principal beneficial owner of Vakano Industries and XPay, both Colombian entities (collectively, “XPay”), for the purchase and sale of certain assets of XPay, primarily intellectual property assets, including the XPay Wallet (the precursor to the Chivo Wallet) and XPay POS software. The Company never entered into final agreements contemplated in the letter of intent.

On December 21, 2022, the Company sent formal notice to XPay canceling the non-binding letter of intent for the proposed transaction between the parties and confirming that the $1,595 paid to date and presented in previous periods under other advances in the consolidated balance sheets, represented payment in full for certain software, code and technology developments.

On December 31, 2023, the Company recorded a charge of $2,383 related to the impairment of capitalized software associated with the development of the XPay Wallet as mentioned in the previous section, and Ruru Wallet app. In order to determine that an impairment had occurred, the Company evaluated the costs required to upgrade the software to meet current technical standards in order to have feasible potential for generating revenue, adjusted for future uncertainties, and evaluated prevailing market preferences for self-custody solutions and concluded that the fair value of the capitalized software related to Xpay Wallet and the Ruru Wallet app was $0.

During the second quarter of 2024, the Company entered into a Development Services Agreement with PSBC, LLC, a third-party Delaware corporation, for a software platform to use in connection with the operation of Bitcoin ATMs. The Company implemented and began to use the software platform in June 2024.

The Company’s capitalized software development cost was $5,536 and $155 for the years ended December 31, 2024 and 2023. There was no impairment for the year ended December 31, 2024. Amortization expense for the years ended December 31, 2024 and 2023, was $814 and $662, respectively.

	December 31, 2024	December 31, 2023
Capitalized software	$6,327	$791
Less accumulated amortization	1,088	274
Total capitalized software	$5,239	$517